Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of income before income taxes per juristiction

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Argentina	$ (11,669)	$ (10,524)	$ (1,722)
Paraguay	1,719	(13,168)	(3,158)
Uruguay	40,843	35,932	11,933
Panama	(24,897)	(12,719)	(5,641)
Others	(722)	690	(1,176)

Total income before income taxes and noncontrolling interest	$ 5,274	$ 211	$ 236

Schedule of income tax (expense)/benefit

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Current	$ 559	$ (316)	$ (376)
Deferred	442	2,250	2,638

Total Argentina	$ 1,001	$ 1,934	$ 2,262

Current	$ (658)	$ (826)	$ (753)
Deferred	4,211	(1,143)	(1,161)

Total Paraguay	$ 3,553	$ (1,969)	$ (1,914)

Total income tax benefit/(expense)	$ 4,554	$ (35)	$ 348

Reconciliation of Income tax benefit to taxes calculated based on Argentinian tax rate
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Loss before income taxes and noncontrolling interest	$ (11,669)	$ (10,524)	$ (1,722)
Statutory tax rate	35%	35%	35%

Income before taxes at the statutory tax rate	4,084	3,683	603
Permanent differences	(3,083)	(1,749)	1,659

Income tax benefit of the year	$ 1,001	$ 1,934	$ 2,262

Components of deferred income taxes

	December 31, 2013	December 31, 2012
Deferred income tax assets:
Tax loss carry-forward	$ 2,013	$ 1,675
Other deferred income tax assets	17	338

Total deferred income tax assets	2,030	2,013

Deferred income tax liabilities:
Intangible assets	(10,186)	(11,173)
Property, plant and equipment, net	(5,348)	(4,787)
Other	(365)	(4,575)

Total deferred income tax liabilities	(15,899)	(20,535)

Net deferred income tax liabilities	$ (13,869)	$ (18,522)